Trade and Other Receivables - Summary of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Receivables	₩ 7,004,725	₩ 6,523,344
Other receivables [member]
Disclosure of financial assets [line items]
Loans	84,148	88,476
Receivables	2,540,315	2,612,753
Accrued income	8,630	10,171
Refundable deposits	352,293	370,481
Loans receivable	105,961	54,952
Finance lease receivables	39,726	22,230
Others	15,560	21,757
Less Provision for impairment	(83,680)	(93,822)	₩ (84,372)
Other receivables	₩ 3,062,953	₩ 3,086,998